UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7139

Fidelity Hereford Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity® Money Market Fund

July 31, 2015

1.804826.111

SPM-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 52.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 4.6%
BMO Harris Bank NA
8/20/15 to 2/16/16	0.33 to 0.37% (c)	$ 18,000	$ 18,000
State Street Bank & Trust Co.
2/12/16	0.36 (c)	19,000	19,000
Wells Fargo Bank NA
9/1/15 to 3/2/16	0.28 to 0.35 (c)	67,000	67,000
			104,000
London Branch, Eurodollar, Foreign Banks - 2.8%
ABN AMRO Bank NV
8/3/15 to 8/17/15	0.28 to 0.30	23,000	22,998
Credit Agricole SA
8/5/15	0.30	11,000	11,000
Mitsubishi UFJ Trust & Banking Corp.
12/1/15 to 12/3/15	0.35	12,000	11,991
Mizuho Bank Ltd.
8/7/15	0.30	4,000	4,000
National Australia Bank Ltd.
8/13/15 to 9/23/15	0.30	11,000	11,000
Sumitomo Mitsui Trust Bank Ltd.
9/21/15 to 10/19/15	0.31 to 0.34	4,000	4,000
			64,989
New York Branch, Yankee Dollar, Foreign Banks - 44.8%
Bank of Montreal Chicago CD Program
11/12/15 to 4/12/16	0.31 to 0.40 (c)	40,000	40,000
Bank of Nova Scotia
1/8/16 to 4/18/16	0.28 to 0.36 (c)	75,000	75,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
8/4/15 to 10/7/15	0.27 to 0.28	26,000	26,000
Canadian Imperial Bank of Commerce
10/5/15 to 4/20/16	0.32 to 0.40 (c)	72,000	72,000
Credit Agricole CIB
9/2/15	0.30	21,000	21,000
Credit Industriel et Commercial
8/5/15	0.15	51,000	51,000
Credit Suisse AG
9/4/15 to 12/3/15	0.39 (c)	71,000	71,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Landesbank Baden-Wuerttemberg New York Branch
8/3/15 to 8/6/15	0.16%	$ 114,000	$ 114,000
Mizuho Corporate Bank Ltd.
9/4/15 to 11/25/15	0.29 to 0.36	66,000	66,000
Natexis Banques Populaires New York Branch
8/3/15 to 11/4/15	0.14 to 0.34 (c)	71,000	71,000
Royal Bank of Canada
11/10/15 to 3/23/16	0.28 to 0.35 (c)	72,000	72,000
Skandinaviska Enskilda Banken
10/15/15	0.33	9,000	9,000
Sumitomo Mitsui Banking Corp.
8/28/15 to 1/15/16	0.29 to 0.39 (c)	103,000	103,000
Sumitomo Mitsui Trust Bank Ltd.
9/11/15 to 10/19/15	0.29 to 0.33	85,000	85,000
Toronto-Dominion Bank
10/6/15	0.28 (c)	18,000	18,000
Toronto-Dominion Bank New York Branch
2/12/16 to 4/12/16	0.31 to 0.37 (c)	61,000	61,000
UBS AG
9/8/15 to 12/9/15	0.30 to 0.39 (c)	67,000	67,000
			1,022,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $1,190,989)			1,190,989
Financial Company Commercial Paper - 16.3%

ABN AMRO Funding U.S.A. LLC
9/1/15 to 9/10/15	0.29	22,000	21,994
Bank of Nova Scotia
8/17/15	0.31	10,000	9,999
BNP Paribas Fortis
8/3/15	0.07 to 0.08	65,000	65,000
BNP Paribas New York Branch
8/4/15	0.28	24,000	23,999
Commonwealth Bank of Australia
2/1/16 to 2/23/16	0.36 (c)	80,000	80,000
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
DNB Bank ASA
8/24/15	0.30%	$ 9,000	$ 8,998
JPMorgan Securities LLC
11/2/15 to 12/11/15	0.32 to 0.39 (c)	55,000	55,000
Mitsubishi UFJ Trust & Banking Corp.
10/9/15	0.31	6,000	5,996
Natexis Banques Populaires New York Branch
8/3/15	0.08	35,000	35,000
Nationwide Building Society
8/13/15 to 9/14/15	0.44	32,000	31,989
State Street Corp.
12/15/15	0.45	9,000	8,985
Sumitomo Trust & Banking Co. Ltd.
8/31/15	0.29	24,000	23,994
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $370,954)			370,954
Asset Backed Commercial Paper - 1.5%

Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)

10/13/15		10,000	9,994
9/10/15		4,000	3,998
9/11/15		4,000	3,998
9/17/15		4,000	3,998
9/18/15		4,000	3,998
9/23/15		4,000	3,998
9/24/15		4,000	3,998
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $33,982)			33,982
Other Commercial Paper - 4.8%

Caisse centrale Desjardins
8/4/15 to 8/7/15	0.14	60,000	59,999
Nordea Bank AB
11/18/15 to 12/11/15	0.35 to 0.38	42,000	41,949
Sempra Global
8/14/15 to 8/27/15	0.45 to 0.47	8,420	8,418
TOTAL OTHER COMMERCIAL PAPER (Cost $110,366)			110,366
Other Note - 1.5%
	Yield (a)	Principal Amount (000s)	Value (000s)
Medium-Term Notes - 1.5%
Dominion Resources, Inc.
9/14/15	0.39% (b)(c)	$ 7,000	$ 7,000
Svenska Handelsbanken AB
1/15/16 to 1/27/16	0.36 (b)(c)	26,000	26,000
TOTAL OTHER NOTE (Cost $33,000)			33,000
Variable Rate Demand Note - 0.5%

Delaware - 0.5%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
8/7/15	0.18 (c)
(Cost $11,700)		11,700	11,700
Other Instrument - 6.5%

Time Deposits - 6.5%
Barclays Bank PLC
8/3/15	0.16	67,000	67,000
Credit Agricole CIB
8/3/15	0.12	81,000	81,000
TOTAL OTHER INSTRUMENT (Cost $148,000)			148,000
Government Agency Repurchase Agreement - 5.8%
	Maturity Amount (000s)
In a joint trading account at 0.17% dated 7/31/15 due 8/3/15 (Collateralized by U.S. Government Obligations) #	$ 125,778	125,776
With Mizuho Securities U.S.A., Inc. at 0.18%, dated 5/15/15 due 8/7/15 (Collateralized by U.S. Treasury Obligations valued at $7,142,856, 3.63%, 8/15/19)	7,003	7,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $132,776)		132,776
Other Repurchase Agreement - 11.2%
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - 11.2%
With:
BNP Paribas Securities Corp. at 0.28%, dated 7/10/15 due 8/7/15 (Collateralized by Corporate Obligations valued at $1,050,197, 1.3% - 7.5%, 8/12/15 - 3/15/43)	$ 1,000	$ 1,000
Citigroup Global Markets, Inc. at:
0.23%, dated 7/31/15 due 8/3/15 (Collateralized by Equity Securities valued at $3,240,066)	3,000	3,000
0.3%, dated 7/31/15 due 8/7/15 (Collateralized by Equity Securities valued at $2,160,083)	2,000	2,000
1.15%, dated 6/11/15 due 12/3/15 (Collateralized by Mortgage Loan Obligations valued at $8,654,628, 0.4% - 5.53%, 3/10/39 - 8/25/47)	8,054	8,000
Credit Suisse Securities (U.S.A.) LLC at:
0.83%, dated:
4/6/15 due 9/8/15 (Collateralized by U.S. Government Obligations valued at $4,131,167, 1.42% - 4.5%, 1/20/45 - 3/20/65)	4,014	4,000
4/10/15 due 9/14/15 (Collateralized by U.S. Government Obligations valued at $1,033,746, 2.1%, 10/16/48)	1,004	1,000
4/21/15 due 9/18/15 (Collateralized by U.S. Government Obligations valued at $3,097,272, 2.2%, 5/20/65)	3,010	3,000
0.85%, dated 4/27/15 due 9/3/15 (Collateralized by U.S. Government Obligations valued at $2,068,057, 0.69% - 2.9%, 2/16/44 - 9/16/53)	2,006	2,000
0.87%, dated 6/8/15 due 11/3/15 (Collateralized by U.S. Government Obligations valued at $9,283,332, 1.79% - 5%, 5/20/37 - 8/20/44)	9,040	9,000
0.9%, dated 6/29/15 due 11/3/15 (Collateralized by U.S. Government Obligations valued at $6,186,264, 3% - 4.5%, 1/20/44 - 8/20/44)	6,022	6,000
ING Financial Markets LLC at:
0.18%, dated 7/31/15 due 8/3/15 (Collateralized by Corporate Obligations valued at $2,103,582, 6.13%, 8/17/26)	2,000	2,000
0.23%, dated 7/31/15 due 8/3/15 (Collateralized by Equity Securities valued at $17,280,447)	16,000	16,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
ING Financial Markets LLC at: - continued
0.31%, dated 7/31/15 due 8/3/15 (Collateralized by Corporate Obligations valued at $42,122,863, 5.25% - 9.75%, 5/1/16 - 4/15/25)	$ 39,001	$ 39,000
J.P. Morgan Clearing Corp. at:
0.34%, dated 7/8/15 due 8/7/15 (Collateralized by Equity Securities valued at $16,308,045)	15,005	15,000
0.78%, dated 5/19/15 due 10/29/15 (Collateralized by Equity Securities valued at $8,709,741)	8,031	8,000
J.P. Morgan Securities, LLC at:
0.26%, dated 7/29/15 due 8/5/15 (Collateralized by U.S. Government Obligations valued at $5,150,649, 6.46%, 10/25/42)	5,000	5,000
0.78%, dated:
5/6/15 due 10/29/15 (Collateralized by Mortgage Loan Obligations valued at $11,902,139, 0.24% - 5.7%, 4/25/35 - 12/28/45)	11,043	11,000
5/13/15 due 10/29/15 (Collateralized by Equity Securities valued at $6,527,167)	6,023	6,000
5/14/15 due 10/29/15 (Collateralized by Mortgage Loan Obligations valued at $12,984,206, 1.12% - 6.45%, 7/25/20 - 2/15/51)	12,046	12,000
5/28/15 due 10/29/15 (Collateralized by Mortgage Loan Obligations valued at $2,163,988, 6.18%, 2/12/51)	2,007	2,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.29%, dated 7/30/15 due 8/6/15 (Collateralized by U.S. Government Obligations valued at $11,330,365, 3% - 4.53%, 4/15/53 - 5/20/65)	11,001	11,000
0.86%, dated 7/9/15 due 10/7/15 (Collateralized by Equity Securities valued at $11,887,152)	11,024	11,000
0.96%, dated:
5/21/15 due 9/25/15 (Collateralized by Corporate Obligations valued at $5,410,656, 1.69%, 10/25/37)	5,017	5,000
6/30/15 due 10/30/15 (Collateralized by Corporate Obligations valued at $12,971,751, 1.69%, 10/25/37)	12,039	12,000
7/29/15 due 11/16/15 (Collateralized by Corporate Obligations valued at $5,400,720, 1.69%, 10/25/37)	5,015	5,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.24%, dated 7/20/15 due 8/3/15 (Collateralized by Corporate Obligations valued at $2,100,196, 1.38% - 7.38%, 3/1/17 - 8/13/42)	$ 2,000	$ 2,000
0.26%, dated:
7/13/15 due 8/7/15 (Collateralized by Equity Securities valued at $3,240,505)	3,001	3,000
7/21/15 due 8/7/15 (Collateralized by Equity Securities valued at $2,160,209)	2,000	2,000
7/29/15 due 8/7/15 (Collateralized by Equity Securities valued at $2,160,083)	2,001	2,000
0.31%, dated 7/15/15 due 8/7/15 (Collateralized by Municipal Bond Obligations valued at $1,050,173, 0.9% - 7.43%, 2/25/17 - 11/15/45)	1,000	1,000
0.81%, dated 7/14/15 due 9/14/15 (Collateralized by Corporate Obligations valued at $1,080,487, 1.5% - 10.5%, 6/1/18 - 4/30/21)	1,001	1,000
Mizuho Securities U.S.A., Inc. at:
0.32%, dated:
7/22/15 due 8/5/15 (Collateralized by Equity Securities valued at $2,160,237)	2,000	2,000
7/23/15 due 8/6/15 (Collateralized by Equity Securities valued at $3,240,320)	3,000	3,000
7/28/15 due 8/7/15 (Collateralized by Equity Securities valued at $2,160,207)	2,000	2,000
7/30/15 due 8/7/15 (Collateralized by Equity Securities valued at $3,240,167)	3,000	3,000
0.52%, dated 7/29/15 due 8/7/15 (Collateralized by Mortgage Loan Obligations valued at $1,050,076, 0.21% - 5.71%, 6/25/44 - 6/15/49)	1,000	1,000
0.91%, dated:
5/4/15 due 8/3/15 (Collateralized by Corporate Obligations valued at $2,164,969, 1.94%, 10/25/37)	2,005	2,000
6/1/15 due 9/1/15 (Collateralized by Corporate Obligations valued at $1,081,720, 1.94%, 10/25/37)	1,002	1,000
7/14/15 due 10/13/15 (Collateralized by Corporate Obligations valued at $2,161,092, 0.34% - 1.94%, 6/25/37 - 10/25/37)	2,005	2,000
7/20/15 due 10/19/15 (Collateralized by Corporate Obligations valued at $1,080,383, 1.94%, 10/25/37)	1,002	1,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities U.S.A., Inc. at: - continued
1.03%, dated 5/5/15 due 9/2/15 (Collateralized by Corporate Obligations valued at $2,165,562, 1.94%, 10/25/37)	$ 2,007	$ 2,000
RBC Capital Markets Co. at:
0.26%, dated 7/22/15 due 8/7/15 (Collateralized by U.S. Government Obligations valued at $3,088,300, 0% - 11.5%, 12/1/19 - 5/25/45)	3,001	3,000
0.31%, dated 6/23/15 due 8/7/15 (Collateralized by U.S. Government Obligations valued at $3,084,034, 0% - 6.48%, 12/1/19 - 6/25/45)	3,002	3,000
0.38%, dated:
6/24/15 due 8/7/15 (Collateralized by Municipal Bond Obligations valued at $2,101,018, 4% - 7.02%, 12/1/24 - 5/15/45)	2,002	2,000
7/20/15 due 8/7/15 (Collateralized by Equity Securities valued at $2,160,383)	2,002	2,000
0.4%, dated:
7/8/15 due 8/7/15 (Collateralized by Corporate Obligations valued at $1,080,625, 4.5% - 12.63%, 12/15/17 - 1/1/49)	1,000	1,000
7/28/15 due 8/7/15 (Collateralized by Mortgage Loan Obligations valued at $1,080,072, 0.35% - 6%, 12/21/34 - 11/12/49)	1,000	1,000
0.42%, dated 7/8/15 due 8/7/15 (Collateralized by Mortgage Loan Obligations valued at $2,159,826, 0.3% - 6%, 12/15/27 - 12/10/49)	2,001	2,000
SG Americas Securities, LLC at:
0.39%, dated 7/30/15 due 8/6/15 (Collateralized by Equity Securities valued at $3,240,155)	3,000	3,000
0.48%, dated:
7/27/15 due 8/3/15 (Collateralized by Corporate Obligations valued at $2,160,912, 5.5% - 8.35%, 3/15/16 - 9/15/18)	2,000	2,000
7/28/15 due 8/4/15 (Collateralized by Corporate Obligations valued at $2,160,396, 5.5%, 9/15/18)	2,000	2,000
0.49%, dated:
7/29/15 due 8/5/15 (Collateralized by Corporate Obligations valued at $2,342,893, 3.65% - 10%, 3/1/19 - 10/1/77)	2,000	2,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
SG Americas Securities, LLC at: - continued
0.49%, dated: - continued
7/30/15 due 8/6/15 (Collateralized by Corporate Obligations valued at $2,124,457, 2.75% - 10.75%, 11/1/15 - 6/15/88)	$ 2,000	$ 2,000
Wells Fargo Securities, LLC at 0.23%, dated 7/31/15 due 8/3/15 (Collateralized by Equity Securities valued at $2,160,048)	2,000	2,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $256,000)		256,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,287,767)		2,287,767
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(6,787)
NET ASSETS - 100%		$ 2,280,980
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,000,000 or 1.4% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$125,776,000 due 8/03/15 at 0.17%
BNY Mellon Capital Markets LLC	$ 9,671
Bank of America NA	34,879
Credit Agricole CIB New York Branch	17,137
HSBC Securities (USA), Inc.	11,547
J.P. Morgan Securities, Inc.	6,848
Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,286
Mizuho Securities USA, Inc.	36,265
Societe Generale	3,143
$ 125,776
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2015, the cost of investment securities for income tax purposes was $2,287,767,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Treasury Only
Money Market Fund

July 31, 2015

1.804868.111

TMM-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 99.3%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 99.3%
U.S. Treasury Bills
8/6/15 to 1/28/16	0.01 to 0.15%	$ 2,170,632	$ 2,170,381
U.S. Treasury Bonds
8/15/15	0.06	10,000	10,000
U.S. Treasury Notes
8/15/15 to 7/31/17	0.04 to 0.15 (b)	2,390,043	2,394,038
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $4,574,419)	4,574,419
NET OTHER ASSETS (LIABILITIES) - 0.7%	33,119
NET ASSETS - 100%	$ 4,607,538
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2015, the cost of investment securities for income tax purposes was $4,574,419,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Government
Money Market Fund

July 31, 2015

1.804856.111

SPU-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 0.6%
	Yield (a)	Principal Amount	Value
U.S. Treasury Obligations - 0.6%
U.S. Treasury Notes
10/31/15	0.18%
(Cost $113,018,153)		$ 113,000,000	$ 113,018,153
Government Agency Debt - 51.3%

Federal Agencies - 51.3%
Fannie Mae
8/5/15 to 4/1/16	0.16 to 0.33 (b)	325,953,000	326,069,421
Federal Farm Credit Bank
8/21/15 to 10/3/16	0.13 to 0.21 (b)	293,525,000	293,544,755
Federal Home Loan Bank
8/7/15 to 1/30/17	0.07 to 0.26 (b)	8,445,455,000	8,444,568,861
Freddie Mac
8/19/15 to 1/12/17	0.17 to 0.30 (b)	441,420,000	441,355,354
TOTAL GOVERNMENT AGENCY DEBT (Cost $9,505,538,391)			9,505,538,391
Government Agency Repurchase Agreement - 41.3%
	Maturity Amount
In a joint trading account at:
0.16% dated 7/31/15 due 8/3/15 (Collateralized by U.S. Government Obligations) #	$ 50,000,661	50,000,000
0.17% dated 7/31/15 due 8/3/15 (Collateralized by U.S. Government Obligations) #	2,472,410,547	2,472,375,000
With:
BNP Paribas Securities Corp. at:
0.1%, dated 7/23/15 due 8/7/15 (Collateralized by U.S. Government Obligations valued at $198,269,789, 0% - 7.69%, 9/28/16 - 11/1/44)	194,015,628	194,000,000
0.11%, dated 7/17/15 due 8/7/15 (Collateralized by U.S. Government Obligations valued at $491,665,546, 0% - 8.88%, 6/23/16 - 7/20/45)	482,069,221	482,000,000
Citibank NA at:
0.12%, dated 7/28/15 due 8/4/15 (Collateralized by U.S. Treasury Obligations valued at $99,962,046, 1.38% - 3.13%, 1/31/17 - 8/15/21)	98,002,287	98,000,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
Citibank NA at: - continued
0.13%, dated 7/28/15 due 8/4/15 (Collateralized by U.S. Treasury Obligations valued at $599,485,020, 0.5% - 6.13%, 1/15/16 - 4/1/44)	$ 587,014,838	$ 587,000,000
Credit Suisse Securities (U.S.A.) LLC at 0.13%, dated 7/29/15 due 8/5/15 (Collateralized by U.S. Government Obligations valued at $99,916,455, 3% - 9.25%, 4/15/20 - 3/25/44)	97,002,452	97,000,000
ING Financial Markets LLC at:
0.12%, dated 7/28/15 due 8/4/15 (Collateralized by U.S. Government Obligations valued at $120,361,931, 4%, 8/1/26 - 2/1/42)	118,002,753	118,000,000
0.13%, dated 7/27/15 due 8/3/15 (Collateralized by U.S. Government Obligations valued at $161,165,389, 3.5% - 4.5%, 10/1/25 - 12/1/42)	158,003,994	158,000,000
0.14%, dated 7/30/15 due 8/6/15 (Collateralized by U.S. Government Obligations valued at $157,083,766, 3.5% - 4.5%, 11/1/26 - 12/1/42)	154,004,192	154,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.12%, dated:
6/16/15 due 8/7/15 (Collateralized by U.S. Government Obligations valued at $190,770,519, 2.48% - 3.5%, 6/1/42 - 6/20/45)	187,038,647	187,000,000
6/19/15 due 8/7/15 (Collateralized by U.S. Government Obligations valued at $588,628,281, 2% - 4.68%, 11/1/20 - 7/20/62)	577,117,323	577,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.18%, dated:
6/5/15 due 8/4/15 (Collateralized by U.S. Government Obligations valued at $312,212,076, 1.36% - 5.96%, 2/1/16 - 1/1/48)	306,091,800	306,000,000
6/8/15 due 8/10/15 (Collateralized by U.S. Government Obligations valued at $312,207,395, 1.36% - 5.87%, 12/31/18 - 5/1/45)	306,096,390	306,000,000
0.21%, dated 6/16/15 due 9/16/15 (Collateralized by U.S. Government Obligations valued at $36,730,296, 1.5% - 5.5%, 12/31/18 - 2/1/45)	36,019,320	36,000,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
Mizuho Securities U.S.A., Inc. at 0.18%, dated 5/15/15 due 8/7/15 (Collateralized by U.S. Treasury Obligations valued at $55,102,124, 1.75% - 3%, 3/31/22 - 6/20/45)	$ 54,024,570	$ 54,000,000
RBC Capital Markets Corp. at:
0.12%, dated 5/5/15 due 8/5/15 (Collateralized by U.S. Government Obligations valued at $271,502,560, 1.5% - 7.52%, 2/1/17 - 5/20/65)	266,081,573	266,000,000
0.13%, dated 7/15/15 due 8/7/15 (Collateralized by U.S. Government Obligations valued at $156,133,483, 0.49% - 7.52%, 3/1/27 - 5/20/65)	153,034,255	153,000,000
0.14%, dated:
5/20/15 due 8/7/15 (Collateralized by U.S. Government Obligations valued at $185,694,145, 2.2% - 7%, 12/1/19 - 7/20/45)	182,060,161	182,000,000
6/11/15 due 8/7/15 (Collateralized by U.S. Government Obligations valued at $284,704,312, 0.49% - 7.52%, 4/1/27 - 5/20/65)	279,097,650	279,000,000
Wells Fargo Securities, LLC at:
0.13%, dated:
5/4/15 due 8/3/15 (Collateralized by U.S. Government Obligations valued at $108,169,170, 2% - 5.5%, 11/1/28 - 7/15/45)	106,034,833	106,000,000
5/11/15 due 8/10/15 (Collateralized by U.S. Government Obligations valued at $102,143,103, 0.49% - 5.5%, 11/1/28 - 6/1/45)	100,032,861	100,000,000
7/28/15 due 8/4/15 (Collateralized by U.S. Government Obligations valued at $199,001,486, 3% - 5.5%, 1/1/23 - 7/15/45)	195,004,929	195,000,000
7/29/15 due 8/5/15 (Collateralized by U.S. Government Obligations valued at $397,580,714, 0.44% - 5.5%, 12/1/22 - 7/25/45)	389,009,833	389,000,000
0.16%, dated 7/30/15 due 8/6/15 (Collateralized by U.S. Government Obligations valued at $98,037,821, 3% - 4.5%, 5/15/35 - 8/1/45)	96,002,987	96,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $7,642,375,000)		7,642,375,000
Treasury Repurchase Agreement - 6.7%
	Maturity Amount	Value
With Federal Reserve Bank of New York at 0.05%, dated 7/31/15 due 8/3/15 (Collateralized by U.S. Treasury Obligations valued at $1,235,005,187, 1.13% - 3.13%, 5/31/19 - 2/15/42) (Cost $1,235,000,000)	$ 1,235,005,146	$ 1,235,000,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $18,495,931,544)		18,495,931,544
NET OTHER ASSETS (LIABILITIES) - 0.1%		12,082,764
NET ASSETS - 100%		$ 18,508,014,308
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$50,000,000 due 8/03/15 at 0.16%
Bank of Nova Scotia	$ 4,141,611
Citibank NA	6,902,686
Credit Suisse Securities (USA) LLC	3,681,432
J.P. Morgan Securities, Inc.	2,139,575
Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,444,311
Societe Generale	9,203,581
Wells Fargo Securities LLC	17,486,804
$ 50,000,000
Repurchase Agreement / Counterparty	Value
$2,472,375,000 due 8/03/15 at 0.17%
BNY Mellon Capital Markets LLC	$ 190,096,637
Bank of America NA	685,615,204
Credit Agricole CIB New York Branch	336,871,201
HSBC Securities (USA), Inc.	226,979,503
J.P. Morgan Securities, Inc.	134,605,845
Merrill Lynch, Pierce, Fenner & Smith, Inc.	123,562,814
Mizuho Securities USA, Inc.	712,862,389
Societe Generale	61,781,407
$ 2,472,375,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2015, the cost of investment securities for income tax purposes was $18,495,931,544.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 29, 2015